ACQUISITION OF TRANSTAR, LLC. - Intangible Assets Acquired (Details) - USD ($) $ in Thousands	Jul. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Fair value		$ 67,737	$ 13,028
Railroad
Business Acquisition [Line Items]
Estimated useful life in years	15 years
Fair value	$ 60,000